Capital Stock - Stock Units (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Class of Stock [Line Items]
Number Of Undesignated Shares Available (in shares)	400.0
Preferred Class A [Member]
Class of Stock [Line Items]
Number of authorized Class A voting preferred stock (in shares)	8.0
Number of authorized Class A voting preferred stock, par value per share (in dollars per shares)	0.01